Share-Based Payments - Schedule of Fair Value of Equity Instruments Granted (Detail) - Performance Shares (PS) - Gold Fields Limited 2012 share plan amended - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Monte Carlo simulation
– weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.30%	53.20%	51.70%
– expected term (years)	3 years	3 years	3 years
– average three-year risk free interest rate (based on US interest rates)	4.10%	3.20%	1.80%
Weighted average fair value (in USD per share)	$ 15.2	$ 14.1	$ 9.8